FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT [Abstract]
Schedule of Fair Values of Derivative Instruments
The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Fair values of derivative instruments:

	Liability derivatives
As of December 31, 2013	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other liabilities	568

Amounts reclassified to statement of income:

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of loss recognized in income
Year ended December 31, 2013		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	(295)

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2013:

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3

Derivatives
Derivatives designated as hedging instruments	-	568	-